9. Direct taxes, charges and contributions recoverable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Direct taxes and contributions recoverable		R$ 3,762,800	R$ 905,521
Current portion		(1,395,193)	(347,505)
Non-current portion		2,367,607	558,016
Income Tax (IR) And Social Contribution (CS) [Member] | Direct [Member]
Disclosure of fair value measurement of assets [line items]
Direct taxes and contributions recoverable	[1]	428,443	414,408
PIS/COFINS [Member] | Direct [Member]
Disclosure of fair value measurement of assets [line items]
Direct taxes and contributions recoverable	[2]	3,244,549	384,093
Others [Member] | Direct [Member]
Disclosure of fair value measurement of assets [line items]
Direct taxes and contributions recoverable		R$ 89,808	R$ 107,020

[1]	The amounts corresponding to income and social contribution taxes are substantially related to: (a) advances made over the period during which the use will take place at the closing of the current year and any balances in the next year; and (b) other income and social contribution tax credits from previous years whose current estimated period of use will be more than 12 months later.
[2]	The PIS/COFINS amounts recoverable mainly refer to credits from a legal proceedings filed by TIM Celular S.A. (ultimately merged into TIM S.A., as well as TIM S.A. itself, with a favorable final decision in Higher Courts which discussed the exclusion of the ICMS from the PIS and COFINS tax bases. According to the Company's internal evaluation, we expect to use such credits within the statute of limitations of up to 5 years.